Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Trade receivables, net	3,188	18,526
Research tax credit	11,299	12,200
Social security costs receivables	1	—
VAT receivables	1,288	1,476
Grants receivables	4	7
Other receivables	126	498
TOTAL	15,906	32,707
Of which : Current	15,906	32,707
Of which : Non-current	—	—